Income Taxes Income Taxes Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 742	$ 474	$ 213
Increases related to current-year tax positions	1,277	172	149
Increases related to prior-year tax positions	113	110	112
Decreases related to prior-year tax positions	0	0	0
Lapse of statute of limitations	(55)	(14)	0
Settlements with taxing authorities	0	0	0
Ending balance	2,077	742	$ 474
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 2,100	$ 700